Intangible Assets - Summary of Key Assumptions Used for Value-in-use Calculations (Detail) - Revenue growth rates [member] - Intangible assets other than goodwill [member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	(1.10%)	(25.10%)	(16.90%)
Top of range [member]
Disclosure Of Detailed Information Of Key Assumptions Used For Value In Use [Line Items]
Discount rate used in current estimate of value in use	16.10%	5.60%	2.30%